Subsequent Events (Details)	1 Months Ended
Mar. 20, 2020
Forecast [Member]
Subsequent Events (Textual)
Subsequent Events, description	The Securities and Exchange Commission ("SEC") under the Securities Act of 1933, as amended, a new registration statement on Form-3 (File No. 333-237321), which allows us to (a) issue up to 2,461,000 ordinary shares issuable upon the exercise of the Warrants (as defined in the registration statement) and (b) register the resale by certain securityholders named as such in the registration statement of 1,420,2000 ordinary shares of no par value in the Company. The registration statement is not declared effective by the SEC yet.